Trade and other payables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other payables

18.	Trade and other payables

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$
Trade payables
- Third parties	72,669	170,405

Other payables
- Accruals	198,627	294,315
- Contract liabilities	18,766	9,021
- Other payables (Note i)	118,589	152,267
	335,982	455,603

Total trade and other payables	408,651	626,008

Trade and other payables are non-interest bearing and are normally settled on 30 days’ terms.

Note

i)	The amounts due to the directors of S$3,654 (2024: S$12,587) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.

19.	Trade and other payables

	2024	2023
	S$	S$
Trade payables
- Third parties	170,405	277,211

Other payables
- Accruals	294,315	96,053
- Contract liabilities (Note i)	9,021	37,891
- Other payables (Note ii)	152,267	35,914
	455,603	169,858

Total trade and other payables	626,008	447,069

Trade and other payables are non-interest bearing and are normally settled on 30 days’ terms.

Note

i)	Contract liabilities are deposit charged before the services commence, until the revenue is recognized on the relevant contract offset against these.

The following table shows movements in contact liabilities:-

S$

January 1, 2023	70,840
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(70,840)
Increase in contract liabilities as a result of receiving deposits	37,891

December 31, 2023	37,891
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(37,891)
Increase in contract liabilities as a result of receiving deposits	9,021

December 31, 2024	9,021

ii)	The amounts due to the directors of S$12,587 (2023: S$2,941) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.

iii)	Accrued interest from loan from a shareholder of S$1,445 (2023: Nil) are included in the accruals.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)